Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2019
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Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)

20. Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)

On April 24, 2020, the Company entered into an accounts receivable securitization facility under which accounts receivable of certain domestic subsidiaries are sold on a non-recourse basis to a special purpose entity (“SPE”), which is a bankruptcy-remote, consolidated subsidiary of the Company. Accordingly, the assets of the SPE are not available to satisfy the obligations of the Company or any of its subsidiaries. From time to time, the SPE may finance such accounts receivable with a revolving loan facility secured by a pledge of such accounts receivable. The amount of outstanding borrowings on the revolving loan facility at any one time is limited to $300.0 million. The agreement governing the accounts receivable securitization facility provides for an initial three-year term and may be extended and contains certain covenants and termination events. An occurrence of an event of default or a termination event under the accounts receivable securitization facility may give rise to the right of its counterparty to terminate this facility. On April 27, 2020 the Company obtained $120.0 million under its accounts receivable securitization facility, representing the minimum funding threshold of 60.0% of the $200.0 million borrowing base. The Company guaranteed the performance of the obligations of its subsidiaries that sell and service the account receivable under the accounts receivable securitization facility. In accordance with the terms of the accounts receivable securitization facility, the Company may use the borrowings for working capital, general corporate or other purposes permitted thereunder.

On May 15, 2020, the Company received $7.7 million from its representation warranty and indemnity policy related to the Take 5 acquisition for claims related to the Take 5 Matter, the maximum aggregate recovery under the policy.

On May 25, 2020, a subsidiary of the Company operating in Japan entered into two loan agreements and had aggregate principal amount of $2.8 million borrowings from a bank lender pursuant to a local government loan program. The loan bears an interest rate of 1.82% per annum with maturity date of May 27, 2029 and amounts under the loans will be repayable to the lender in monthly installments.

On September 7, 2020, the Company entered into definitive agreement with Conyers Park II Acquisition Corp. (“Conyers Park”) whereby the Company will merge with and into a wholly owned subsidiary of Conyers Park, with the Company surviving the merger (the “Merger”). As consideration for its ownership of the Advantage’s common stock, under the terms of the Merger Agreement, at the effective time of the Merger, Topco will receive shares of Class A common stock of Conyers Park that are expected to represent approximately 61.74% of the outstanding shares of Conyers Park Class A common stock immediately after the effective time of the Merger and related transactions, and security holders of Conyers Park as of immediately prior to the effective time of the Merger are expected to own approximately 17.05% of the outstanding shares of Conyers Park Class A common stock immediately after the effective time of the Merger and related transactions. These levels of ownership interest: (a) assume the sale of 70.0 million shares of Conyers Park Class A common stock substantially concurrently with the effective time of the Merger, (b) exclude the impact of any future exercise of Conyers Park’s warrants to purchase shares of Class A common stock that will remain outstanding after the Merger, (c) assume that no Conyers Park public stockholder exercises redemption rights with respect to its shares for a pro rata portion of the funds in Conyers Park’s trust account, (d) assume that no shares are issued pursuant to the Advantage Solutions Inc. 2020 Incentive Plan in connection with the completion of the Merger and (e) assume that no shares are issued pursuant to the Advantage Solutions Inc. 2020 Employee Stock Purchase Plan in connection with the completion of the Merger. The Merger will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Conyers Park will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the current stockholder of the Company, Topco, having a relative majority of the voting power of the combined entity, the operations of the Company prior to the Merger comprising the only ongoing operations of the combined entity, and senior management of the Company comprising the senior management of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity will represent a continuation of the financial statements of the Company with the acquisition being treated as the equivalent of the Company issuing stock for the net assets of Conyers Park, accompanied by a recapitalization. The net assets of Conyers Park will be stated at historical cost, with no goodwill or other intangible assets recorded. In connection with the Merger, the Company intends to enter into a new term loan facility in the aggregate principal amount of $2.1 billion after repayment of its existing senior secured first-line term loan facility and senior secured second-lien facility.